Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 37,316	₩ 21,898	₩ 15,985
Other operating income	72,288	50,366	56,259
Other Operating Expenses:
Research and development	378,079	369,507	340,864
Bad debt for accounts receivable – trade	49,865	37,906	27,053
Loss on disposal of property and equipment and intangible assets	17,427	9,369	20,465
Impairment loss on property and equipment and intangible assets	94,736	10,369	17,027
Other operating expenses	1,863,956	1,651,273	1,528,976
Parent Company [Member]
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	37,316	21,898	15,985
Others	34,972	28,468	40,274
Other operating income	72,288	50,366	56,259
Other Operating Expenses:
Communication	34,037	32,238	31,881
Utilities	547,204	511,240	401,025
Taxes and dues	44,888	29,009	49,445
Repair	438,089	431,964	435,572
Research and development	378,079	369,507	340,864
Training	30,949	39,286	39,632
Bad debt for accounts receivable – trade	49,865	37,906	27,053
Travel	19,090	22,499	15,684
Supplies and other	116,920	130,330	113,839
Loss on disposal of property and equipment and intangible assets	17,427	9,369	20,465
Impairment loss on property and equipment and intangible assets	94,736	10,369	17,027
Donations	15,712	14,766	13,125
Bad debt for accounts receivable – other	4,838	5,256	3,011
Others	72,122	7,534	20,353
Other operating expenses	₩ 1,863,956	₩ 1,651,273	₩ 1,528,976